UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22048

 NAME OF REGISTRANT:                     Emerging Markets Local Income
                                         Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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


Emerging Markets Local Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORPORATION OF CHINA LTD                                                           Agenda Number:  702544114
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  EGM
    Meeting Date:  23-Aug-2010
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100708/LTN20100708374.pdf

S.1    Ratify and approve the extension of the period            Mgmt          For                            For
       of validity of the resolutions in respect of
       the A Share Issue and the Authorizations for
       a 12-month period to expire on the date falling
       12 months from the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORPORATION OF CHINA LTD                                                           Agenda Number:  702544998
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  CLS
    Meeting Date:  23-Aug-2010
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100708/LTN20100708380.pdf

S.1    Approve and ratify the extension of the period            Mgmt          For                            For
       of validity of the resolutions in respect of
       the A Share Issue and the Authorizations for
       a 12-month period [Authority expires on the
       date falling 12 months from the date of the
       passing of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 DATANG INTERNATIONAL POWER GENERATION CO LTD                                                Agenda Number:  702536129
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20020106
    Meeting Type:  EGM
    Meeting Date:  19-Aug-2010
          Ticker:
            ISIN:  CNE1000002Z3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100629/LTN20100629721.PDF

1.1    Election of Mr. Liu Shunda as a non-executive             Mgmt          For                            For
       Director for the seventh        session of
       the Board of Directors

1.2    Election of Mr. Hu Shengmu as a non-executive             Mgmt          For                            For
       Director for the seventh        session of
       the Board of Directors

1.3    Election of Mr. Cao Jingshan as an executive              Mgmt          For                            For
       Director for the seventh session of the Board
       of Directors

1.4    Election of Mr. Fang Qinghai as a non-executive           Mgmt          For                            For
       Director for the seventh      session of the
       Board of Directors

1.5    Election of Mr. Zhou Gang as an executive Director        Mgmt          For                            For
       for the seventh session of the Board of Directors

1.6    Election of Mr. Liu Haixia as a non-executive             Mgmt          For                            For
       Director for the seventh        session of
       the Board of Directors

1.7    Election of Ms. Guan Tiangang as a non-executive          Mgmt          For                            For
       Director for the seventh     session of the
       Board of Directors

1.8    Election of Mr. Su Tiegang as a non-executive             Mgmt          For                            For
       Director for the seventh        session of
       the Board of Directors

1.9    Election of Mr. Ye Yonghui as a non-executive             Mgmt          For                            For
       Director for the seventh        session of
       the Board of Directors

1.10   Election of Mr. Li Gengsheng as a non-executive           Mgmt          For                            For
       Director for the seventh      session of the
       Board of Directors

1.11   Election of Mr. Li Yanmeng as an Independent              Mgmt          For                            For
       non-executive Director for the   seventh session
       of the Board of Directors

1.12   Election of Mr. Zhao Zunlian as an Independent            Mgmt          For                            For
       non-executive Director for the seventh session
       of the Board of Directors

1.13   Election of Mr. Li Hengyuan as an Independent             Mgmt          For                            For
       non-executive Director for the  seventh session
       of the Board of Directors

1.14   Election of Ms. Zhao Jie as an Independent non-executive  Mgmt          For                            For
       Director for the     seventh session of the
       Board of Directors

1.15   Election of Mr. Jiang Guohua as an Independent            Mgmt          For                            For
       non-executive Director for the seventh session
       of the Board of Directors

2.1    Election of Mr. Zhang Xiaoxu as a Supervisor              Mgmt          For                            For
       of the Company for the seventh   session of
       the Supervisory Committee

2.2    Election of Mr. Fu Guoqiang as a Supervisor               Mgmt          For                            For
       of the Company for the seventh    session of
       the Supervisory Committee




--------------------------------------------------------------------------------------------------------------------------
 HUANENG POWER INTERNATIONAL INC, BEIJING                                                    Agenda Number:  702559646
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3744A105
    Meeting Type:  CLS
    Meeting Date:  10-Sep-2010
          Ticker:
            ISIN:  CNE1000006Z4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100726/LTN20100726636.pdf

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THE BELOW
       RESOLUTIONS. THANK YOU.

S.1.1  Approve the Class of shares and nominal value             Mgmt          For                            For
       per share, in relation to the Revised Proposal
       Regarding the New 'A' Shares Issue and the
       New 'H' Share Issue

S.1.2  Approve the Method of issuance, in relation               Mgmt          For                            For
       to the New A Share Issue and the New H Share
       Issue by the Company

S.1.3  Approve the Target subscribers, in relation               Mgmt          For                            For
       to the New A Share Issue and the New H Share
       Issue by the Company

S.1.4  Approve the Method of subscription, in relation           Mgmt          For                            For
       to the New A Share Issue and the New H Share
       Issue by the Company

S.1.5  Approve the Number of shares to be issued, in             Mgmt          For                            For
       relation to the New A Share Issue and the New
       H Share Issue by the Company

S.1.6  Approve the Price determinate date, in relation           Mgmt          For                            For
       to the New A Share Issue and the New H Share
       Issue by the Company

S.1.7  Approve the Subscription price, in relation               Mgmt          For                            For
       to the New A Share Issue and the New H Share
       Issue by the Company

S.1.8  Approve the Adjustment to the number of shares            Mgmt          For                            For
       to be issued and the subscription price, in
       relation to the New A Share Issue and the New
       H Share Issue by the Company

S.1.9  Approve the Lock-up period(s), in relation to             Mgmt          For                            For
       the New A Share Issue and the New H Share Issue
       by the Company

S1.10  Approve the Listing of shares, in relation to             Mgmt          For                            For
       the New A Share Issue and the New H Share Issue
       by the Company

S1.11  Approve the Use of proceeds, in relation to               Mgmt          For                            For
       the New A Share Issue and the New H Share Issue
       by the Company

S1.12  Approve the Arrangement regarding the accumulated         Mgmt          For                            For
       undistributed earnings, in relation to the
       New A Share Issue and the New H Share Issue
       by the Company

S1.13  Approve the relationship between the New A Share          Mgmt          For                            For
       Issue and the New H Share Issue, in relation
       to the New A Share Issue and the New H Share
       Issue by the Company

S1.14  Approve the Validity period of these resolutions,         Mgmt          For                            For
       in relation to the New A Share Issue and the
       New H Share Issue by the Company

s.2    Approve the signing of the Supplemental Agreements        Mgmt          For                            For
       to the Subscription Agreements with designated
       investors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CORRECTION     Non-Voting    No vote
       OF THE TEXT IN RESOLUTION S.2. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HUANENG POWER INTERNATIONAL INC, BEIJING                                                    Agenda Number:  702559280
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3744A105
    Meeting Type:  EGM
    Meeting Date:  10-Sep-2010
          Ticker:
            ISIN:  CNE1000006Z4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100726/LTN20100726624.pdf

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S1.1   Approve the class of shares and nominal value             Mgmt          For                            For
       per share, in relation to the   Revised Proposal
       Regarding the New A Share Issue and the New
       H Share Issue

S1.2   Approve the method of issuance, in relation               Mgmt          For                            For
       to the Revised Proposal Regarding the New A
       Share Issue and the New H Share Issue

S1.3   Approve the target subscribers, in relation               Mgmt          For                            For
       to the Revised Proposal Regarding the New A
       Share Issue and the New H Share Issue

S1.4   Approve the method of subscription, in relation           Mgmt          For                            For
       to the Revised Proposal       Regarding the
       New A Share Issue and the New H Share Issue

S1.5   Approve the number of shares to be issued, in             Mgmt          For                            For
       relation to the Revised         Proposal Regarding
       the New A Share Issue and the New H Share Issue

S1.6   Approve the price determinate date, in relation           Mgmt          For                            For
       to the Revised Proposal       Regarding the
       New A Share Issue and the New H Share Issue

S1.7   Approve the subscription price, in relation               Mgmt          For                            For
       to the Revised Proposal Regarding the New A
       Share Issue and the New H Share Issue

S1.8   Approve the adjustment to the number of shares            Mgmt          For                            For
       to be issued and the           subscription
       price, in relation to the Revised Proposal
       Regarding the New A   Share Issue and the New
       H Share Issue

S1.9   Approve the lock-up period(s), in relation to             Mgmt          For                            For
       the Revised Proposal Regarding  the New A Share
       Issue and the New H Share Issue

S1.10  Approve the listing of shares, in relation to             Mgmt          For                            For
       the Revised Proposal Regarding  the New A Share
       Issue and the New H Share Issue

S1.11  Approve the use of proceeds, in relation to               Mgmt          For                            For
       the Revised Proposal Regarding    the New A
       Share Issue and the New H Share Issue

S1.12  Approve the arrangement regarding the accumulated         Mgmt          For                            For
       undistributed earnings, in  relation to the
       Revised Proposal Regarding the New A Share
       Issue and the New  H Share Issue

S1.13  Approve the relationship between the New A Share          Mgmt          For                            For
       Issue and the New H Share    Issue, in relation
       to the Revised Proposal Regarding the New A
       Share Issue    and the New H Share Issue

S1.14  Approve the validity period of these resolutions,         Mgmt          For                            For
       in relation to the Revised  Proposal Regarding
       the New A Share Issue and the New H Share Issue

S.2    Approve the resolution regarding the signing              Mgmt          For                            For
       of the Supplemental Agreements   to the Subscription
       Agreements with designated investors

3      Approve the resolution that the Company meets             Mgmt          For                            For
       with the conditions for the New A Share Issue

S.4    Approve the resolution regarding the general              Mgmt          For                            For
       authorization from the general   meeting to
       the Board of Directors to process all related
       matters incidental   to the Revised Proposal
       Regarding the New A Share Issue and the New
       H Share   Issue

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JIANGSU EXPRESSWAY COMPANY LIMITED                                                          Agenda Number:  702465558
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4443L103
    Meeting Type:  EGM
    Meeting Date:  16-Jul-2010
          Ticker:
            ISIN:  CNE1000003J5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100527/LTN20100527509.pdf

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Appointment of Mr. Yang Gen Lin as a Director             Mgmt          For                            For
       of the Company and that an appointment letter
       of Director be entered into with Mr. Yang with
       a term commencing from the date of the 2010
       First EGM and ending on the date of the 2011
       AGM



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Emerging Markets Local Income Portfolio
By (Signature)       /s/ Mark S. Venezia
Name                 Mark S. Venezia
Title                President
Date                 08/17/2011